Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company, its Taiwan branch and its subsidiary, Taiwanofungus HK. All significant intercompany accounts and transactions have been eliminated.

Prior Year Reclassification

Certain items in the financial statements of the comparative period have been reclassified to conform to the financial statements for the current period. The reclassification has no impact on the total assets, liabilities and ending shareholders’ deficit for the financial years ended December 31, 2025 and 2024. Refer to Note 16 for more details.

Foreign Currency Translation

The accompanying consolidated financial statements are presented in the United States Dollar (“USD”), which is the reporting currency of the Company. The functional currency of Cordyceps Sunshine HK is the Hong Kong Dollar (“HKD”). The functional currency of Chengdu Skyherb is the Renminbi (“RMB”). The functional currency of Cordyceps Sunshine Taiwan Branch is the New Taiwan Dollar (“TWD”).

The Company maintains its books and records in its functional currencies. Transactions denominated in currencies other than the functional currencies are translated into the functional currencies at the exchange rates prevailing at the dates of the transactions. At the period end, transactions denominated in currencies other than the functional currencies are translated into the functional currencies at the exchange rates prevailing at the balance sheet date. The resulting exchange differences are recorded in the statements of operations.

The reporting currency of the Company is the United States Dollars (“USD”), and the accompanying consolidated financial statements have been expressed in USD. In accordance with ASC Topic 830- 30, “Translation of Financial Statements”, assets and liabilities of the Company whose functional currency is not USD are translated into USD, using the exchange rate on the balance sheet date. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from the translation of financial statements are recorded as a separate component of accumulated other comprehensive gain (loss) within the statements of changes in shareholders’ deficit.

The exchange rates used for foreign currency translation were as follows:

(1) USD$1 = HKD

Period Covered	Spot Rate	Average Rate

Nine months ended September 30, 2023	7.8308	7.8348

(2) USD$1 = RMB

Period Covered	Spot Rates	Average Rate

Nine months ended September 30, 2023	7.2755	7.0272

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through local authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation.

(3) USD$1 = TWD

Period Covered	Spot Rate	Average Rate

Year ended December 31, 2025	31.3700	31.1700
Year ended December 31, 2024	32.7900	32.1100
Year ended December 31, 2023	30.7127	31.1471

Statements of Cash Flows

In accordance with FASB ASC 830-230, “Statement of Cash Flows”, cash flows from the Company’s operations are calculated based upon the functional currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheets.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as operating environment changes. Significant estimates and assumptions by management include, among others, estimated life and impairment of long-lived assets, contingencies, valuation of inventories and income taxes including the valuation allowance for deferred tax assets.

While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Fair Value of Financial Instruments

The Company adopted ASC 820 “Fair Value Measurements,” which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosures requirements for fair value measures. Current assets and current liabilities qualified as financial instruments and management believes their carrying amounts are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their current interest rate is equivalent to interest rates currently available. The three levels are defined as follows:

Level 1:	Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2:	Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3:	Inputs to the valuation methodology are unobservable and significant to the fair value.

As of the balance sheet date, the estimated fair values of the financial instruments approximated their fair values due to the short-term nature of these instruments. For certain of the Company’s financial instruments, including cash and cash equivalents, accounts payable, long-term loan and other payables, the carrying amounts approximate their fair values due to the short maturities.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, cash in banks, and all other highly liquid instruments with original maturities of three months or less.

Accounts Receivable and allowance for Credit Losses

Accounts receivable are stated at the historical carrying amount net of allowance for expected credit losses. The Company adopted ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments” on January 1, 2021 using a modified retrospective approach. The Company also adopted this guidance to other receivables. To estimate expected credit losses, the Company has identified the relevant risk characteristics of its customers and the related receivables. The Company considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Company’s customer collection trends. The allowance for credit losses and corresponding receivables was written off when they are determined to be uncollectible. In circumstances in which the Company receives payment for accounts receivable that have previously been written off, the Company reverses the allowance and bad debt. The allowance for doubtful accounts receivable was $0 as of December 31, 2025 and 2024.

Consumptive Biological Assets

The consumptive biological assets refer to the Taiwanofungus held for sale or Taiwanofungus cultivate medium to be harvested as Taiwanofungus products in the future.

The prepared Taiwanofungus cultivate medium is enclosed in a cultivation carrier at the beginning of the cultivation process. No materials need to be added until the Taiwanofungus grows and matures in the cultivate medium. The inventory cost amounts mainly consist of the Taiwanofungus cultivation medium that was prepared by the suppliers and cost absorbed from the depreciation of cultivation facilities.

The consumptive biological assets, consisting of raw materials, are stated at the lower of cost or net realizable value utilizing the weighted average method.

The determination of net realizable value of long-term Taiwanofungus cultivation costs is based upon quarterly reviews of costs incurred and estimated costs to complete the cultivating process. When costs incurred and the estimate to complete exceed the net realizable value of Taiwanofungus cultivated, a loss provision is recorded.

The Company reviews and identifies impaired inventory quarterly, including excess or obsolete inventory, based on expected production usage and abnormal production cycle. Impaired inventories are charged to cost of revenues in the period the impairment occurs. The allowance for inventory impairment is removed from the accounts when the relevant inventory is sold or disposed.

Inventories

The Company’s inventories primarily consist of Cordyceps-based products, including pills, oral liquids, Cordyceps powder, and other related products. Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted-average method.

Costs include all costs of purchase, conversion, and other costs incurred in bringing the inventories to their present location and condition. For finished products, conversion costs include direct labor, manufacturing overhead, including absorbed overhead (depreciation of the cultivation facilities) and any other costs necessary to bring the product to a saleable condition.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. The Company regularly reviews inventories for excess, obsolete, or slow-moving items and records an allowance for inventory write-downs when necessary. Write-downs are recognized in the period they occur. When previously written-down inventories are sold, the write-down is reversed and recognized in cost of revenues.

Property, Plant and Equipment

Property and equipment primarily consist of cultivation facilities, office equipment, and furniture. Cultivation facilities, office equipment, and furniture are stated at cost less accumulated depreciation and any provision required for impairment in value. Depreciation is computed using the straight-line method with a residual value rate of 5% based on the estimated useful lives as follows:

Cultivation facilities	10 years
Office equipment and furniture	The less of 5 years or lease term

Costs of repairs and maintenance are expensed as incurred, and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of operations.

Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2025, 2024, and 2023.

Operating Lease

The Company leases are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets incurred for the years ended December 31, 2025, 2024, and 2023.

Comprehensive Income (Loss)

ASC 220, “Comprehensive Income” established standards for reporting and display of comprehensive income/loss, its components and accumulated balances. Components of comprehensive income/loss include net income/loss and foreign currency translation adjustments. The component of accumulated other comprehensive income (loss) consisted of foreign currency translation adjustments. The accumulated other comprehensive income was $87,095 and $91,281 as of December 31, 2025 and 2024, respectively.

Revenue Recognition

The Company adopted ASC 606 upon inception. Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Revenue for the sale of products, primarily includes the sale of Taiwanofungus products. The Company’s sales arrangements do not contain variable consideration. The Company recognizes revenue at a point in time based on management’s evaluation of when performance obligations under the terms of a contract with the customer are satisfied, and control of the products has been transferred to the customer. For the vast majority of the Company’s product sales, the performance obligations and control of the products transfer to the customer when products are delivered and customer acceptance is made.

The Company’s return policy allows for the return of damaged or defective products, and the Company absorbs the shipping fee for the return. The Management believes the return is immaterial because the customers inspect and accept the goods upon delivery or pick up. There were no returns for the years ended December 31, 2025, 2024, and 2023.

Income Taxes

The Company is subject to the Provisional Regulations on Income Tax of Taiwan. The Company’s operations in producing and selling Taiwanofungus are subject to the 20% enterprise income tax.

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Earnings per share

Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted average number of ordinary share outstanding and of potential ordinary share (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti- dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the years ended December 31, 2025, 2024, and 2023, the Company had no dilutive stocks.

Concentration of Credit Risk

Financial instruments the Company holds that are subject to concentrations of credit risk are cash, notes receivable and accounts receivable arising from its normal business activities. The Company places its cash with what it believes to be credit-worthy financial institutions. The Company routinely assesses the credit status of its customers and, based upon factors surrounding the credit risks, establishes an allowance, if required, for uncollectible accounts. The company believes its accounts receivable and others receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered as a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts of related party transactions due to their related party nature.

Segment Reporting

ASC 280, “Segment Reporting” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s chief operating decision maker organizes segments within the Company for making operating decisions assessing performance and allocating resources. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Management determined the Company’s operations constitute a single reportable segment in accordance with ASC 280. The Company operates exclusively in one business and industry segment: cultivation and sale of Chinese rare medicinal herb, Taiwanofungus raw material and its finished products.

The Company's chief operating decision maker (CODM) is its chief executive officer, who reviews financial information presented on a consolidated basis. The CODM uses consolidated net income (loss) to assess financial performance and allocate resources.

Recently Issued Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses that are regularly provided to the chief operating decision maker (CODM). In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. ASU 2023-07 will be effective for annual reporting periods beginning after December 15, 2023, and interim periods within annual reporting periods beginning after December 15, 2024. Early adoption is permitted. The Company adopted the ASU for the fiscal year ended December 31, 2025 on a retrospective basis for all prior periods presented in the financial statements. See Segment Reporting for details.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires disclosures of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. This ASU will be effective for annual reporting periods beginning after December 15, 2024. Early adoption is permitted. ASU 2023-09 will be applied on a prospective basis with the option to apply the standard retrospectively. The Company adopted the ASU for the fiscal year ended December 31, 2025 on a retrospective basis for all prior periods presented in the financial statements. See Note 14 for details.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires entities, in the notes to financial statements, with specified information about certain costs and expenses. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is assessing the impact of adopting this guidance on its consolidated financial statements.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). ASU 2025-06 updates the accounting guidance for internal-use software by eliminating references to software development project stages, thereby requiring companies to start capitalizing software costs when (i) management has authorized and committed to funding the project, and (ii) it is probable the project will be completed and the software will be used as intended. ASU 2025-06 is effective for annual periods beginning after December 15, 2027, with early adoption permitted. Amendments can be applied either (i) prospectively, (ii) through a modified transition approach based on the status projects and whether software costs were capitalized before the date of adoption, or (iii) retrospectively. The Company is currently evaluating the impact of ASU 2025-06 on the Company’s financial condition and results of operations.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASC 2025-10”) to provide specific authoritative guidance about the recognition, measurement, and presentation of a grant received by a business entity from a government. The amendments in this guidance require that a government grant received by a business entity should not be recognized until (1) it is probable that a business entity will comply with the conditions attached to the grant and the grant will be received and (2) a business entity meets the recognition guidance for a grant related to an asset or a grant related to income. Adoption of this standard is required using either a modified prospective, modified retrospective, or a retrospective approach. This standard is effective for the Company for both interim and annual reporting for the year ended December 31, 2029. The Company is currently evaluating the impact of ASU 2025-06 on the Company’s financial condition and results of operations.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.